Financial Risk Management Objective and Policies	12 Months Ended
Dec. 31, 2021
Financial Risk Management Objective and Policies [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVE AND POLICIES
26	FINANCIAL RISK MANAGEMENT OBJECTIVE AND POLICIES

The Group’s principal financial liabilities comprise loans and borrowings, lease liabilities, due to related parties, bank overdrafts and trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group’s principal financial assets include trade and other receivables, contract assets, due from related parties and cash and cash equivalents that derive directly from its operations.

The main risks arising from the Group’s financial instruments are market risk, liquidity risk and credit risk. The Board of Directors reviews and agrees policies for managing each of these risks which are summarised below:

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. The sensitivity analyses in the following sections relate to the position as at December 31, 2021 and 2020.

Interest rate risk

The Group is not exposed to any significant interest rate risk, all convertible notes have fixed interest rates.

Credit risk

The Group seeks to limit its credit risk with respect of customers by setting credit limits and monitoring outstanding receivables and maintaining positive cash flows.

With respect to credit risk arising from other financial assets of the Group, which comprise of bank balances and trade receivables, the Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of these instruments. The Group seeks to limit its credit risk to banks by only dealing with reputable banks and financial institutions.

Foreign currency risk

Foreign currency risk comprises of transaction and statement of financial position risk. Transaction risk relates to the Group’s cash flow being adversely affected by a change in the exchange rates of foreign currencies against US Dollars. The consolidated statement of financial position risk relates to the risk of the Group’s monetary assets and liabilities in foreign currencies acquiring a lower or higher value, when translated into US Dollars, as a result of currency movements.

The Group is exposed to foreign currency fluctuations on its transactions in foreign currencies, mainly in Egyptian and Lebanese Pounds. As the UAE Dirham and Saudi Riyal are pegged to the US Dollar, balances in these currencies are not considered to represent significant currency risk. The Group’s principle foreign currency risk arises from Egyptian and Lebanese Pounds denominated transaction of which the balance was USD 344,153 (2020: USD 1,749,641). The net position in Lebanese Pounds at December 31, 2021 is LBP 415,397,110, (2020: LBP 777,678,316) or USD 275,554 (2020: USD 515,873), at the official exchange rate. The net position in Egyptian Pounds at December 31, 2021 is EGP 9,733,671 (2020: EGP 21,936,397) or USD 619,707 (USD 1,233,768)

The table below indicates the Group’s foreign currency exposure at December 31 as a result of its monetary assets and liabilities. The analysis calculates the effect of a reasonable possible movement of the US Dollars rate against Egyptian and Lebanese pounds with all other variables held constant on the consolidated statement of comprehensive income.

	Increase/decrease in USD rate to the Egyptian Pound	Effect on loss before tax USD

2021	+/- 5%	30,985

2020	+/- 5%	61,688

Increase/decrease	Effect on in USD rate to the Lebanese Pound	loss before tax USD

2021	+/- 5%	915

2020	+/- 5%	25,794

Liquidity risk

The Group limits its liquidity risk primarily from the funds generated from operations to settle supplier dues and provide the Group with sufficient funds to enable it to meet its financial obligations as they fall due.

The table below summarises the maturities of the Group’s undiscounted financial liabilities, based on contractual payment dates.

	On	Less than	3 months	1 to 5
	demand	3 months	to 1 year	years	Total
	USD	USD	USD	USD	USD

December 31, 2021
Bank overdrafts	17,432	-	-	-	17,432
Lease liability	-	-	140,416	143,927	284,343
Trade and other payables	-	6,075,269	9,759,085	-	15,834,354

Total	17,432	6,075,269	9,899,501	143,927	16,136,129

December 31, 2020
Bank overdrafts	6,459	-	-	-	6,459
Lease liability	-	-	79,214	240,199	318,413
Trade and other payables	-	5,374,423	8,598,994	-	13,973,417

Total	6,459	5,374,423	8,678,208	240,199	14,299,289